INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

NOTE 6 — INVENTORIES

	2022	2021
Finished products	7,942,003	7,209,379
Work in progress	4,480,989	3,453,948
Raw materials	3,257,362	3,994,655
Storeroom supplies	1,349,130	1,061,666
Imports in transit	835,598	1,145,215
(-) Allowance for adjustments to net realizable value	(47,497)	(3,375)
	17,817,585	16,861,488

The allowance for adjustment to net realizable value of inventories, on which the provision and write-offs are registered with impact on cost of sales, is as follows:

Balance as of January 1, 2020	(39,308)
Provision for the year	(6,562)
Reversal of adjustments to net realizable value	47,259
Exchange rate variation	(7,508)
Balance as of December 31, 2020	(6,119)
Provision for the year	(6,331)
Reversal of adjustments to net realizable value	9,143
Exchange rate variation	(68)
Balance as of December 31, 2021	(3,375)
Provision for the year	(56,441)
Reversal of adjustments to net realizable value	12,598
Exchange rate variation	(279)
Balance as of December 31, 2022	(47,497)